Investments (Tables)	6 Months Ended
Sep. 30, 2025
Investments [Abstract]
Schedule of Financial Information of Unconsolidated Entity

Summarized financial information of unconsolidated entity is as follows:

	September 30, 2025	March 31, 2025
Current assets	$62,060	$87,473
Noncurrent assets	$69,536	$156,615
Current liabilities	$322,051	$273,678
Noncurrent liabilities	$-	$-

	For the Six Months Ended September 30,
	2025	2024
Net sales	$1,104,245	$-
Gross profit	$42,044	$-
Loss from operations	$(278,725)	$-
Net loss	$(278,700)	$-